Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net income	$ 1,414	$ 2,135	$ 3,354	$ 3,531
Items that will not be reclassified to income statement
Translation adjustments of the Parent Company	259	1,945	2,083	4,557
Retirement benefit obligations	10	56	6	52
Total items that will not be reclassified to the income statement, net of tax	269	2,001	2,089	4,609
Items that may be reclassified to income statement
Translation adjustments of foreign operations	(183)	(110)	(815)	(863)
Hedge of net investment in foreign operation	33	115	169	286
Reclassification of cumulative translation adjustment to income statement		1		10
Total items that may be reclassified to the income statement, net of tax	(150)	6	(646)	(567)
Comprehensive income	1,533	4,142	4,797	7,573
Comprehensive income attributable to noncontrolling interests	34	94	94	127
Comprehensive income attributable to Vale S.A.'s shareholders	$ 1,499	$ 4,048	$ 4,703	$ 7,446